Income Tax - Year of Expiration and Amount of Available Unused Net Operating Losses (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Unused net operating losses	$ 15,245	$ 17,298
2021 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Unused net operating losses		3,905
2022 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Unused net operating losses	2,090	2,437
2023 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Unused net operating losses	4,353	4,299
2024 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Unused net operating losses	3,156	3,226
2025 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Unused net operating losses	1,912	1,811
2026 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Unused net operating losses	3,184
No expiration [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Unused net operating losses	$ 550	$ 1,620